Debt - Summary of Foreign Currency Translation (Detail)	Mar. 31, 2025 $ / MXV $ / ¥ $ / SFr $ / $ $ / € $ / £	Mar. 31, 2024 $ / MXV $ / ¥ $ / SFr $ / $ $ / € $ / £
Disclosure of long term debt [Line Items]
Currency exchange rate	20.3182
U.S. dollar
Disclosure of long term debt [Line Items]
Currency exchange rate	20.3182	16.6780
Japanese yen
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / ¥	0.1345	0.1100
Pounds sterling
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / £	26.3222	21.0576
Euro
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / €	21.9254	18.0622
Swiss francs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / SFr	23.0313	18.4491
UDI
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / MXV	8.421934	8.116657